Summary of Significant Accounting Policies (Details) - Schedule of Translation Amounts	Dec. 31, 2023 $ / shares	Dec. 31, 2023 ¥ / shares	Dec. 20, 2023 $ / shares	Dec. 20, 2023 ¥ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 ¥ / shares
Schedule of translation amounts [Abstract]
Balance sheet items, except for equity accounts | (per share)	$ 1	¥ 7.0999	$ 1	¥ 7.1355	$ 1	¥ 6.8972	$ 1	¥ 6.3726
Statement of income and loss, and cash flows items | (per share)	$ 1	¥ 7.0809	$ 1	¥ 7.1279	$ 1	¥ 6.729	$ 1	¥ 6.4508